Income tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	€ 75.4	€ 60.2	€ 51.0
Deferred tax rate	25.80%	26.50%	25.49%
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	€ 14.0	€ 59.6	€ 49.6
FRANCE | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 284.0	€ 235.0	€ 184.3
UNITED STATES | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset) | $					$ 3.4	$ 4.4	$ 4.8
Expiration period				20 years